Note 7 - Stock Incentive Plan	3 Months Ended
Mar. 31, 2019
Notes to Financial Statements
Share-based Payment Arrangement [Text Block]
7.	Stock Incentive Plan

A summary of the status of the Company’s unvested shares as of
January 1, 2019,
and changes during the
three
month period ended
March 31, 2019,
are presented below:

Unvested Shares	Shares	Weighted-Average Grant-Date Fair Value
Unvested on January 1, 2019	175,585	1.27
Granted	-	-
Vested	-	-
Forfeited	-	-
Unvested on March 31, 2019	175,585	1.27

As of
March 31, 2019,
there was
$104,778
of total unrecognized compensation cost related to unvested share-based compensation arrangements granted. That cost is expected to be recognized over a weighted-average period of
0.9
years. The share based compensation recognized relating to the unvested shares was
$24,863
for the
three
month periods ended
March 31, 2019 (
March 31, 2018:
$58,870
) and is included within “Other general and administrative expenses” in the unaudited condensed consolidated statements of operations.